Expense Example - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Europe Fund - Fidelity Europe Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 90
3 years	281
5 years	488
10 years	$ 1,084